Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,523,632	$ 552,935	¥ 4,758,778
Accounts receivable	33,081	5,191	130,498
Contract assets	253,780	39,824	227,391
Short-term investments	753,164	118,188	31,530
Inventories	27,237	4,274	0
Prepayments and other receivables	190,824	29,944	195,467
Total current assets	4,781,718	750,356	5,343,664
Property, equipment and software	45,716	7,174	25,272
Operating lease right-of-use assets	112,781	17,698	14,997
Intangible assets	119,666	18,778	120,444
Goodwill	162,574	25,511	162,574
Investment accounted for using the equity method	352,106	55,253	664,832
Other non-current assets	26,634	4,179	2,010
Total assets	5,601,195	878,949	6,333,793
Current liabilities
Accruals and other payables	593,335	93,107	560,558
Operating lease liabilities, current	30,669	4,813	8,058
Deferred subsidy income			7,509
Total current liabilities	624,004	97,920	576,125
Put right liabilities	96,911	15,207	116,006
Contract liabilities	224,000	35,150
Operating lease liabilities, non-current	81,786	12,834	5,542
Other non-current liabilities	14,934	2,343	8,975
Total liabilities	1,041,635	163,454	706,648
Commitments and contingencies
Shareholders' equity (deficit)
Ordinary shares (US$0.0001 par value, 800,000,000 shares authorized as of December 31, 2020 and 2021; 164,888,519 and 183,826,753 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	126	20	114
Additional paid-in capital	9,100,777	1,428,110	7,701,116
Accumulated other comprehensive loss	(186,510)	(29,267)	(50,793)
Accumulated deficit	(4,354,833)	(683,368)	(2,023,292)
Total shareholders' equity	4,559,560	715,495	5,627,145
Total liabilities and shareholders' equity	¥ 5,601,195	$ 878,949	¥ 6,333,793